VANECK STEEL ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
Australia : 9.8%
Rio Tinto Plc (ADR) 173,803 $ 11,078,203
Underline
Brazil : 16.6%
Cia Siderurgica Nacional SA
(ADR) 1,570,768 4,916,504
Gerdau SA (ADR) 1,144,093 5,056,891
Vale SA (ADR) 712,043 8,679,804
18,653,199
Canada : 0.9%
Algoma Steel Group, Inc.
(USD) † 116,088 985,587
Underline
Luxembourg : 4.9%
ArcelorMittal SA (USD) † 200,161 5,520,440
Underline
Netherlands : 9.2%
Tenaris SA (ADR) 136,966 5,378,655
Ternium SA (ADR) 119,855 4,988,365
10,367,020
South Korea : 4.5%
POSCO Holdings, Inc. (ADR) † 64,982 5,095,889
Underline
United States : 54.1%
ATI, Inc. * † 96,403 4,932,942
Carpenter Technology Corp. 72,069 5,147,168
Cleveland-Cliffs, Inc. * 240,862 5,477,202
Commercial Metals Co. 88,252 5,186,570
Gibraltar Industries, Inc. * 33,969 2,735,524
Metallus, Inc. * 48,972 1,089,627
Number
of Shares Value
United States (continued)
Nucor Corp. 37,766 $ 7,473,891
Olympic Steel, Inc. 12,422 880,471
Radius Recycling, Inc. 61,731 1,304,376
Reliance, Inc. 16,493 5,511,631
Ryerson Holding Corp. 37,959 1,271,627
Steel Dynamics, Inc. 38,348 5,684,324
SunCoke Energy, Inc. 93,479 1,053,508
United States Steel Corp. 122,508 4,995,876
Universal Stainless & Alloy
Products, Inc. * 30,422 682,061
Warrior Met Coal, Inc. 88,531 5,373,832
Worthington Steel, Inc. 56,059 2,009,715
60,810,345
Total Common Stocks
(Cost: $113,416,938) 112,510,683
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
6.0%
Money Market Fund: 6.0%
(Cost: $6,695,753)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 6,695,753 6,695,753
Total Investments: 106.0%
(Cost: $120,112,691) 119,206,436
Liabilities in excess of other assets: (6.0)% (6,780,136)
NET ASSETS: 100.0% $ 112,426,300
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $12,080,769.
* Non-income producing